Accrued expenses and other current liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and other current liabilities
Payables for purchases of property and equipment	¥ 197,369	¥ 279,285
Accrued expenses	112,023	118,515
Payroll and welfare payable	64,810	144,267
Withholding tax, value added taxes and surcharges payable	33,443	195,273
Interest payable	4,112	34,348
Accrued rent	3,855	23,496
Transaction costs payable	2,647	79,480
Others	7,681	7,494
Total	¥ 425,940	882,158
Individual income withholding tax		¥ 147,632